Lease Arrangements - Right of Use Assets - Carrying Amounts and Depreciation Charge (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 794,403
Additions to right-of-use-assets	882,670
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	794,403
Depreciation charge for right-of-use assets	$ 201,411